Intangible assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Intangible assets

15.	Intangible assets

	31 December 2022					31 December 2021
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total
Acquisition cost
Balance at end of previous year	38 409	2 832	3 437	337	45 015	45 885

Effect of movements in foreign exchange	(568)	(22)	(114)	(47)	(751)	(1 289)
Acquisitions and expenditures	11	221	497	249	978	760
Disposals through sale and derecognition	(93)	(1 058)	(272)	(15)	(1 437)	(98)
Disposals through the sale of subsidiaries	—	—	—	—	—	(3)
Transfer (to)/from other asset categories and other movements¹	(19)	53	502	(171)	365	(240)

Balance at end of period	37 741	2 026	4 050	354	44 170	45 015

Amortization and impairment losses
Balance at end of previous year	(89)	(2 082)	(2 381)	(33)	(4 585)	(4 358)

Effect of movements in foreign exchange	1	18	77	4	100	192
Amortization	—	(141)	(479)	(27)	(647)	(644)
Impairment	—	—	(3)	(1)	(4)	(176)
Disposals through sale and derecognition	—	1 058	271	10	1 339	73
Disposals through the sale of subsidiaries	—	—	—	—	—	3
Transfer to/(from) other asset categories and other movements 1	—	(100)	(62)	(2)	(164)	326

Balance at end of period	(88)	(1 247)	(2 577)	(49)	(3 961)	(4 585)

Carrying value
at 31 December 2021	38 320	750	1 056	304	40 430	40 430

at 31 December 2022	37 652	779	1 473	305	40 209

In 2022, the company recognized (4)m US dollar impairment on intangibles compared to (176)m US dollar in 2021 when the company recognized an impairment following the cessation of the activities of Bedford Systems, a 70%-owned subsidiary of the company and joint venture with Keurig Dr. Pepper. Please refer to Note 8
Exceptional items.
AB InBev is the owner of some of the world’s most valuable brands in the beer industry. As a result, brands and certain distribution rights are expected to generate positive cash flows for as long as the company owns the brands and distribution rights. Given AB InBev’s more than
600-year
history, brands and certain distribution rights have been assigned indefinite lives.
Acquisitions and expenditures of commercial intangibles mainly represent supply and distribution rights, exclusive multi-year sponsorship rights and other commercial intangibles.
Intangible assets with indefinite useful lives are comprised primarily of brands and certain distribution rights that AB InBev purchased for its own products and are tested for impairment during the fourth quarter of the year or whenever a triggering event has occurred. Based on the impairment testing results, no impairment loss was allocated to intangible assets with indefinite useful lives – refer to Note 14
Goodwill
.
As at 31 December 2022, the carrying amount of the intangible assets amounted to 40 209m US dollar (31 December 2021: 40 430m US dollar) of which 37 652m US dollar was assigned an indefinite useful life (31 December 2021: 38 320m US dollar) and 2 557m US dollar a finite life (31 December 2021: 2 110m US dollar).

1
The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to the separate presentation in the statement of financial position of intangible assets held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.

Million US dollar
Cash-generating unit	2022	2021
United States	21 979	22 129
Rest of North America	40	42
Mexico	3 166	2 977
Colombia	2 374	2 870
Rest of Middle Americas	3 531	3 432
Rest of South America	767	724
Europe	423	452
South Africa	2 847	3 029
Rest of Africa	1 072	1 112
China	405	440
Rest of Asia Pacific	1 048	1 113

Total carrying amount of intangible assets with indefinite useful lives	37 652	38 320

In 2022, the company expensed 268m US dollar in research, compared to 298m US dollar in 2021. The spend focused on product innovations, market research, as well as process optimization and product development.